Trade payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current payables [abstract]
Schedule of Trade Payables
	December 31,
	2021	2020	2021
	NIS	NIS	US Dollars

Open accounts	20,131	22,378	6,473
Checks payables	255	1,096	82
	20,386	23,474	6,555